Assets pledged, collateral received and assets transferred (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of assets pledged

Financial assets pledged as collateral
	2020	2019
	$m	$m
Treasury bills and other eligible securities	12,774	14,034
Loans and advances to banks	236	1,975
Loans and advances to customers	43,168	26,017
Debt securities	67,312	60,995
Equity securities	26,101	24,626
Other	60,810	50,231
Assets pledged at 31 Dec	210,401	177,878

Disclosure of financial assets pledged as collateral which the counterparty has the right to sell or repledge

Financial assets pledged as collateral which the counterparty has the right to sell or repledge
	2020	2019
	$m	$m
Trading assets	64,225	63,163
Financial investments	16,915	10,782
At 31 Dec	81,140	73,945

Disclosure of transferred financial assets not qualifying for full derecognition and associated financial liabilities

Transferred financial assets not qualifying for full derecognition and associated financial liabilities
	Carrying amount of:		Fair value of:
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	$m	$m	$m	$m	$m
At 31 Dec 2020
Repurchase agreements	52,413	51,092
Securities lending agreements	38,364	124
Other sales (recourse to transferred assets only)	3,564	3,478	3,619	3,564	55

At 31 Dec 2019
Repurchase agreements	45,831	45,671
Securities lending agreements	35,122	3,225
Other sales (recourse to transferred assets only)	2,971	2,885	2,974	2,897	77